Investment in Affiliates - Income Statement Data (Table) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Navios Midstream
Investments In And Advances To Affiliates [Line Items]
Revenue	$ 7,643	$ 91,834	$ 83,362
Net income/ (loss) before non-cash change in fair value of Junior Loan	2,551	24,890	27,072
Net income/(loss)	$ 2,551	24,890	27,072
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Revenue		40,589	41,437	$ 35,119
Net income/ (loss) before non-cash change in fair value of Junior Loan		(2,174)	(1,347)	(5,061)
Net income/(loss)		16,137	(1,118)	$ (1,896)
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Revenue		30,893	20,767
Net income/ (loss) before non-cash change in fair value of Junior Loan		(25,062)	1,673
Net income/(loss)		$ (34,059)	$ 77,252